Supplementary Financial Statement Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Supplementary Financial Statement Information [Abstract]
Allowance for doubtful accounts
The following shows changes in the allowance for doubtful accounts for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Balance at beginning of year	$9.1	$11.9	$13.1
Increase (decrease) in allowance	(0.4)	(2.7)	(1.1)
Receivables written off	(0.6)	(0.1)	(0.1)
Balance at end of year	$8.1	$9.1	$11.9

Inventory, net

	March 31, 2014	December 31, 2013
Finished and semi-finished	$802.6	$722.2
Raw materials	280.1	260.9
Total cost	1,082.7	983.1
Adjustment to state inventories at LIFO value	(395.0)	(396.5)
Inventory, net	$687.7	$586.6

Inventories as of December 31, 2013 and 2012, consist of:

	2013	2012
Finished and semi-finished	$722.2	$728.5
Raw materials	260.9	315.7
Total cost	983.1	1,044.2
Adjustment to state inventories at LIFO value	(396.5)	(435.0)
Inventory, net	$586.6	$609.2

Change in LIFO reserve
The following shows changes in the LIFO reserve for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Balance at beginning of year	$435.0	$524.0	$514.2
Change in reserve	(38.5)	(89.0)	9.8
Balance at end of year	$396.5	$435.0	$524.0

Property, plant and equipment
The Company’s property, plant and equipment balances as of December 31, 2013 and 2012 are as follows:

	2013	2012
Land, land improvements and leaseholds	$249.5	$239.8
Buildings	403.7	428.3
Machinery and equipment	5,178.0	5,224.4
Construction in progress	40.7	51.4
Total	5,871.9	5,943.9
Less accumulated depreciation	(3,991.8)	(3,931.6)
Property, plant and equipment, net	$1,880.1	$2,012.3

Other non-current assets
Other non-current assets as of December 31, 2013 and 2012, consist of:

	2013	2012
Investment in AFSG Holdings, Inc.	$55.6	$55.6
Goodwill	37.1	37.1
Deferred tax assets, non-current	76.6	88.2
Other	95.3	117.2
Other non-current assets	$264.6	$298.1